Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
Movements of Deferred Government Grants

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at beginning of the year	5,819	18,793	18,046	2,908
Additions	15,850	2,950	20,920	3,372
Recognized in income as a reduction of depreciation expense	(2,876)	(3,697)	(5,394)	(869)

Balance at end of the year	18,793	18,046	33,572	5,411